Annual Total Returns[BarChart] - ProShares UltraShort MSCI Japan - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	11.30%	(23.54%)	(45.52%)	3.36%	(25.31%)	(15.08%)	(36.22%)	29.59%	(30.12%)	(38.63%)